INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

10. INTANGIBLE ASSETS

The Company’s intangible assets are finite lived and consist primarily of customer relationships which is amortized on a straight-line basis over its useful life of 5 years. The below balance includes $25 thousand of indefinite-lived trademarks that are not amortized.

Reconciliation of Carrying Amounts (in thousands)

Intangible Assets
Cost
Balance at December 31, 2022	3,933
Measurement Period Adjustment	530
Balance at December 31, 2023	4,463
Additions	25
Balance at December 31, 2024	4,488
Accumulated Amortization
Balance at December 31, 2022	225
Amortization	796
Balance at December 31, 2023	1,021
Amortization	892
Balance at December 31, 2024	1,913

Carrying Amounts
Balance at December 31, 2023	3,442
Balance at December 31, 2024	2,575

As of December 31, 2024, expected amortization related to intangible assets will be;

Expected Amortization
2025	$893
2026	780
2027	780
2028	97
2029 and thereafter	—
Total	$2,550